Contingencies and Commitments - Summary Of Non-Cancelable Purchase Obligations (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of Maturity Analysis of Operating Lease Payables [Line Items]
Non-cancelable purchase obligations	$ 563
Less than 1 year
Disclosure of Maturity Analysis of Operating Lease Payables [Line Items]
Non-cancelable purchase obligations	102
1 to 5 years
Disclosure of Maturity Analysis of Operating Lease Payables [Line Items]
Non-cancelable purchase obligations	$ 461